AVAILABLE-FOR-SALE SECURITIES (Tables)	3 Months Ended
Mar. 31, 2013
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at March 31, 2013	As at December 31, 2012
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$38,387	$4,352
Unrealized gains in accumulated other comprehensive loss	4,753	1,902

Estimated fair value	43,140	6,254

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	13,654	48,047
Unrealized losses in accumulated other comprehensive loss	(1,485)	(9,582)

Estimated fair value	12,169	38,465

Total estimated fair value of available-for-sale securities	$55,309	$44,719